Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Motor Vehicle	5 years
Renovation	5 years
Equipment	4-5 years
Furniture & Fixture	4-5 years